Segment reporting - Segments (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€) segment	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 4,640	€ 4,060
Cost of sales	(3,049)	(3,021)
Gross profit	€ 1,591	€ 1,039
Gross profit margin (as a percent)	34.30%	25.60%
Operating Expenses	€ (4,755)	€ (4,535)
Other operating expenses	(158)	(101)
Other operating income	2,204	914
Operating loss	(1,118)	(2,683)
Finance costs	(1,048)	(5,801)
Finance income	1,399	103
Financial result	351	(5,698)
Loss before income taxes	(767)	(8,381)
Income tax income (expense)	14	52
Net loss	(753)	(8,329)	€ (10,586)	€ (15,481)	€ (13,978)
Systems
Segment reporting
Revenues	1,418	2,087
Cost of sales	(1,172)	(1,506)
Gross profit	€ 246	€ 581
Gross profit margin (as a percent)	17.30%	27.80%
Services
Segment reporting
Revenues	€ 3,222	€ 1,973
Cost of sales	(1,877)	(1,515)
Gross profit	€ 1,345	€ 458
Gross profit margin (as a percent)	41.70%	23.20%
Operating segments | Systems
Segment reporting
Revenues	€ 1,438	€ 2,979
Operating segments | Services
Segment reporting
Revenues	3,222	1,973
Inter-segment
Segment reporting
Revenues	(20)	(892)
Inter-segment | Systems
Segment reporting
Revenues	€ (20)	€ (892)